Income Taxes (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 19, 2018
Deferred tax liability								$ 3,037,147
Intangible assets, financial reporting basis								11,038,929
Intangible assets, tax basis								$ 1,782
Net operating loss before income tax benefit	$ (821,249)	$ (1,139,680)	$ (1,823,714)	$ (2,020,811)	$ (3,960,592)	$ (4,667,848)
Income tax benefit	$ (87,835)	$ (170,602)	$ (215,964)	$ (300,901)	$ (602,716)	(902,801)	$ 259,049
Income tax effected rate amount							$ 71,284
Net operating loss carryforward term					P20Y
Net operating loss carryforward, expiration date					2037
Federal net operating loss carryforward					$ 854,196	559,817
Change in valuation of allowance					668,584	329,755
Deferred tax asset, start-up expenditures					2,909,715	1,703,904
Deferred tax asset, loss carryforwards					4,067,602	2,665,796
Deferred tax asset, start-up expenditures, tax effected					800,681	468,872
Deferred tax asset, loss carryforwards, tax effected					1,119,302	$ 733,560
Tax Cuts and Jobs Act [Member]
Income tax description						On December 22, 2017, the Tax Cuts and Jobs Act of 2017 ("TCJA") was signed into law. Among its provisions, the TCJA reduces the statutory U.S. Corporate income tax rate from 34% to 21% effective January 1, 2018.
Federal [Member]
Net operating loss carryforward					1,400,000	$ 2,400,000
Federal net operating loss carryforward					4,100,000	2,700,000
Deferred tax loss carryforward					6,977,317	4,369,700
Orphan Drug [Member]
Income tax benefit					283,189
Deferred tax loss carryforward					283,189
General and Administrative [Member]
Income tax benefit					1,205,811	1,356,840
Income tax effected rate amount					$ 331,809	$ 373,368